Share based payments expense	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Share based payments expense

30. Share based payments expense

		Consolidated Group
	Notes	2025 A$	2024 A$	2023 A$
Performance Rights	(a)	1,422,547	(620,537)	460,603
Other share based payment expenses	(b)	96,006	53,333	-
Total		1,518,553	(567,204)	460,603

(a)	Performance Rights

The Group has a performance-based compensation scheme which allows select employees, contractors and consultants the right to acquire ordinary shares in the Company upon the Group attaining certain milestones and performance targets (“Performance Right”).

Between 30 June 2022 and 30 June 2024, in order to preserve cash and to maintain compliance with the Nasdaq Capital Market listing requirement for minimum stockholders’ equity of US$2.5 million, as outlined in Nasdaq Listing Rule 5550(b)(1), the Group converted $1,634,982 outstanding debts into equity instruments in the form of 101,026 Performance Rights, with an aggregate fair value of $1,337,835. A further $499,982 was converted into 28,884 Performance Rights (with a fair value of $472,498) as it related to the restitution of shares previously held by Gavin Burnett. Those shares were transferred to a third party in an effort to resolve claims made by that third party against the Company. However, in FY20 those claims were finally settled which led to those transferred shares being forfeited and cancelled.

The Group did not meet the performance conditions of the Performance Rights, which had therefore expired and accordingly, $1,337,835 was transferred from reserves to accumulated losses. However, as the Performance Rights were issued in order to extinguish debt to assist the Company maintain listing compliance and to reinstate shares previously cancelled in the course of resolving a legal dispute with a third party, during the period and after authorizing the FY24 consolidated financial statements, the independent directors considered these circumstances reasonable to view the treatment of these Performance Rights separately to those Performance Rights that had been issued in relation to employee remuneration. Accordingly, on 26 November 2024, the independent directors authorized the issue of 129,910 shares for no consideration. Fair value for these shares was A$1,422,547 based on a share price of US$7.11 and AUD:USD foreign exchange rate of 0.6493 ie approximately A$10.95 per share.

(b)	Other share based payment transactions

In order to preserve cash, the Group settled $44,340 outstanding director fees incurred during the year through the issue of shares. A further $45,000 was settled through the issue of shares post-30 June 2025 (refer Note 34).

On 30 June 2025, the Company acquired a Lead Management System technology asset, to be settled through the issue of shares. These shares were issued post-30 June 2025 (refer Note 34).